Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
AMG Frontier Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMG Frontier Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AMG Frontier Small Cap Growth Fund's (the “Fund”) investment objective is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 226% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	226.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2021. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks of U.S. small-capitalization companies. Frontier Capital Management Co., LLC (“Frontier” or the “Subadviser”), the Subadviser of the Fund, generally considers a company to be a small-capitalization company if, at the time of purchase, its market capitalization is within the range of capitalizations of companies in the Russell 2000® Index, the S&P SmallCap 600 Index, or the Dow Jones U.S. Small Cap Total Stock Market Index. As of May 10, 2019, the date of the latest reconstitution of the Russell 2000® Index (implemented by the Index June 28, 2019), the range of market capitalizations was $152.3 million to $5.0 billion. As of January 31, 2020, the range of market capitalizations of the Dow Jones U.S. Small-Cap Total Stock Market Index was $22 million to $1.329 billion. As of January 31, 2020, the range of market capitalizations of the S&P SmallCap 600 Index was $87 million to $4.593 billion. This capitalization range will change over time. The Fund may retain securities that it already has purchased even if the company drops below or outgrows the capitalization range. The Fund primarily invests in common stocks and may invest in stocks that are traded in the over-the-counter (OTC) market.

		Frontier utilizes and draws support from a team of investment professionals to identify opportunities and conduct fundamental research. Through fundamental bottom-up research Frontier seeks long-term capital appreciation by investing in small-capitalization companies that it believes have above-average earnings growth potential and are available at reasonable valuations.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Below are some of the risks of investing in the Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions or in response to events that affect particular industries or companies.

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the information technology and healthcare sectors may comprise a significant portion of the Fund’s portfolio. The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Stocks in the health care sector may be affected by technological obsolescence, changes in regulatory approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems.

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

High Portfolio Turnover Risk—higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.

		Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

		Effective October 1, 2016, outstanding Service Class shares (formerly shares of the Fund’s sole share class, which were reclassified and redesignated as Service Class shares effective January 1, 2010), Investor Class shares, and Institutional Class shares of the Fund were renamed Class I, Class N and Class Z shares, respectively. To obtain updated performance information please visit www.amgfunds.com or call 800.548.4539.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.548.4539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amgfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/19 (Class I)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 21.93% (1st Quarter 2019) Worst Quarter: -22.88% (3rd Quarter 2011)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/19
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only, and after-tax returns for Class N and Class Z shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class I shares only, and after-tax returns for Class N and Class Z shares will vary.
AMG Frontier Small Cap Growth Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.97%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.30%	[2]
1 Year	rr_ExpenseExampleYear01	$ 132
3 Years	rr_ExpenseExampleYear03	543
5 Years	rr_ExpenseExampleYear05	979
10 Years	rr_ExpenseExampleYear10	$ 2,193
1 Year	rr_AverageAnnualReturnYear01	33.06%
5 Years	rr_AverageAnnualReturnYear05	9.83%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.37%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010
AMG Frontier Small Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.88%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.96%	[2]
1 Year	rr_ExpenseExampleYear01	$ 98
3 Years	rr_ExpenseExampleYear03	438
5 Years	rr_ExpenseExampleYear05	802
10 Years	rr_ExpenseExampleYear10	$ 1,826
2010	rr_AnnualReturn2010	29.78%
2011	rr_AnnualReturn2011	(7.47%)
2012	rr_AnnualReturn2012	12.91%
2013	rr_AnnualReturn2013	41.54%
2014	rr_AnnualReturn2014	5.84%
2015	rr_AnnualReturn2015	(6.63%)
2016	rr_AnnualReturn2016	5.26%
2017	rr_AnnualReturn2017	21.24%
2018	rr_AnnualReturn2018	2.00%
2019	rr_AnnualReturn2019	33.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.88%)
1 Year	rr_AverageAnnualReturnYear01	33.31%
5 Years	rr_AverageAnnualReturnYear05	10.13%
10 Years	rr_AverageAnnualReturnYear10	12.65%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
AMG Frontier Small Cap Growth Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.82%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.90%	[2]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	419
5 Years	rr_ExpenseExampleYear05	770
10 Years	rr_ExpenseExampleYear10	$ 1,760
1 Year	rr_AverageAnnualReturnYear01	33.50%
5 Years	rr_AverageAnnualReturnYear05	10.32%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.88%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010
AMG Frontier Small Cap Growth Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.78%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	7.90%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
AMG Frontier Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.51%
5 Years	rr_AverageAnnualReturnYear05	6.18%
10 Years	rr_AverageAnnualReturnYear10	8.84%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
AMG Frontier Small Cap Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.48%
5 Years	rr_AverageAnnualReturnYear05	9.34%
10 Years	rr_AverageAnnualReturnYear10	13.01%
Since Inception	rr_AverageAnnualReturnSinceInception	13.01%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2010

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2021, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.90% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
[3]	Class N, Class Z and Index performance shown reflects performance since the inception date of the Fund's Class N and Class Z shares on January 1, 2010.